Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Income Taxes

NOTE 5 - INCOME TAXES

The Company has incurred net operating losses since inception. The Company has not reflected any benefit of such net operating loss carry forwards in the financial statements.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income.

The Company estimates that the unrecognized tax benefit will not change within the next twelve months. The Company will continue to classify income tax penalties and interest, if any, as part of interest and other expenses in its statements of operations. The Company has incurred no interest or penalties as of September 30, 2014.

For the period ended September 30, 2014, income has not generated positive cash flow. Therefore, no provision for income taxes has been made.

The Company files income tax returns in the U.S. and Oregon federal jurisdictions. These filings are subject to a three year statute of limitations unless the returns have not been filed at which point the statute of limitations becomes indefinite. No filings are currently under examination. The Company is at least two years behind in tax filings. No adjustments have been made to reduce the estimated income tax benefit at year end. Any valuations relating to these income tax provisions will comply with U.S. generally accepted accounting principles.

NOTE 6 - INCOME TAXES

The Company has incurred net operating losses since inception. The Company has not reflected any benefit of such net operating loss carry forwards in the financial statements.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income.

Based on the level of historical taxable losses and projections of future taxable income (losses) over the periods in which the deferred tax assets can be realized, management currently believes that it is more likely than not that the Company will not realize the benefits of these tax deductible differences. Accordingly, the Company has provided a valuation allowance against the gross deferred tax assets as follows:

As of December 31, 2013, the Company had a net operating loss carry forward of approximately $369,101 which will begin to expire in the tax year 2033.

	December 31,
	2013	2012
Gross deferred tax assets	$151,000	$142,000
Valuation allowance	(151,000)	(142,000)
Net deferred tax asset	$-	$-

Reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 34% and state statutory rate of 6.9% for a total effective rate of 40.9% for 2013 and 2012.

Based on the Company's current financial and operational situation, management determined that it is more likely than not that the U.S. federal and state deferred tax assets as of December 31, 2013 will not be realized through the reduction of future income tax payments. Consequently, the Company has established a full valuation allowance for its U.S. federal and state deferred tax assets as of December 31, 2013.

The Company adopted uncertain tax position in accordance with ASC 740 and has not recognized any material increase in the liability for unrecognized income tax benefits as a result of the implementation. The Company estimates that the unrecognized tax benefit will not change within the next twelve months. The Company will continue to classify income tax penalties and interest if any, as part of interest and other expenses in its statements of operations. The Company has incurred no interest or penalties as of December 31, 2013 and 2012.

The Company files income tax returns in the U.S. Federal and Oregon State jurisdictions. These filings are subject to a three year statute of limitations unless the returns have not been filed at which point the statute of limitations becomes indefinite. No filings are currently under examination. The Company is at least two years behind in tax filings. No adjustments have been made to reduce the estimated income tax benefit at year end. Any valuations relating to these income tax provisions will comply with U.S. generally accepted accounting principles.